EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNING PER SHARE [Abstract]
Net earnings per ordinary share attributable to equity holders of group
Net earnings per common share were determined based on the net income attributable to equity holders of the Group as follows:

	2022	2021	2020

Net income attributable to equity holders of Credicorp (in thousands of Soles)	4,633,096	3,584,582	346,894

Number of stock
Ordinary stock, Note 18(a)	94,382,317	94,382,317	94,382,317
Less opening balance of treasury stock	(14,850,369)	(14,914,734)	(14,872,164)
Sale (acquisition) of treasury stock, net	(3,615)	26,604	(99,716)
Weighted average number of ordinary shares for basic earnings	79,528,333	79,494,187	79,410,437
Plus - dilution effect - stock awards	168,462	182,208	212,438
Weighted average number of ordinary shares adjusted for the effect of dilution	79,696,795	79,676,395	79,622,875

Basic earnings per share (in Soles)	58.26	45.09	4.37
Diluted earnings per share (in Soles)	58.13	44.99	4.36